Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements
Net revenues	$ 3,200,583	$ 3,744,512	$ 3,390,393
Cost of revenues	2,482,086	2,969,430	2,752,795
Gross profit	718,497	775,082	637,598
Operating expenses
Selling expenses	180,326	165,402	156,032
General and administrative expenses	242,783	245,376	230,998
Research and development expenses	47,045	44,193	28,777
Other operating loss, net	(10,536)	(44,546)	(47,554)
Total operating expenses, net	459,618	410,425	368,253
Income (loss) from operations	258,879	364,657	269,345
Other income (expenses):
Interest expense	(81,326)	(106,032)	(117,971)
Interest income	12,039	11,207	10,477
Loss on change in fair value of derivatives, net	(22,218)	(19,230)	(272)
Foreign exchange gain (loss)	10,370	6,529	(23,449)
Investment loss	1,929	41,361	(3,607)
Other income (expenses), net:	(79,206)	(66,165)	(134,822)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	179,673	298,492	134,523
Income tax (expense) benefit	(42,066)	(61,969)	(40,951)
Equity in loss of unconsolidated investees	28,948	5,908	9,411
Net income attributable to Canadian Solar Inc.	171,585	237,070	99,572
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Net revenues	4,351	86,755	35,011
Cost of revenues	4,188	53,926	29,542
Gross profit	163	32,829	5,469
Operating expenses
Selling expenses	1,727	2,518	2,221
General and administrative expenses	29,093	18,970	18,390
Research and development expenses	462	795	645
Other operating loss, net		77	1,173
Total operating expenses, net	31,282	22,360	22,429
Income (loss) from operations	(31,119)	10,469	(16,960)
Other income (expenses):
Interest expense	(3,005)	(9,170)	(20,078)
Interest income	25,272	32,370	42,191
Loss on change in fair value of derivatives, net	(5,193)	(2,671)	(7,134)
Foreign exchange gain (loss)	(11,318)	22,255	(18,110)
Investment loss	(116,879)		(11,944)
Other income (expenses), net:	(111,123)	42,784	(15,075)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	(142,242)	53,253	(32,035)
Income tax (expense) benefit	5,230	(12,133)	1,686
Equity in earnings of subsidiaries	308,597	195,950	130,048
Equity in loss of unconsolidated investees			(127)
Net income attributable to Canadian Solar Inc.	$ 171,585	$ 237,070	$ 99,572